First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 58.7%
	Collateralized Mortgage Obligations – 35.2%
	Federal Home Loan Mortgage Corp.
$9,187	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (a)	9.57%	10/15/22	$9,763
11,993	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (a)	10.00%	03/01/24	1,340
55,924	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (a)	27.73%	07/15/31	87,249
217,270	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (a)	6.50%	03/01/32	37,636
470,845	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (a)	7.32%	11/15/33	89,257
1,077,821	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (a)	6.52%	05/15/35	214,168
246,587	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (a)	24.18%	06/15/35	451,399
244,188	Series 3108, Class QZ	6.00%	02/01/36	359,621
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (a)	45.33%	07/15/36	51,876
664,570	Series 3210, Class ZA	6.00%	09/01/36	855,209
113,687	Series 3410, Class HC	5.50%	02/01/38	133,585
54,264	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (a)	5.90%	05/15/38	8,882
380,279	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (a)	5.95%	12/15/36	63,688
250,000	Series 3797, Class KB	4.50%	01/01/41	296,300
287,655	Series 3985, Class GI, IO	3.00%	10/01/26	7,546
33,215	Series 4021, Class IP, IO	3.00%	03/01/27	1,710
530,212	Series 4057, Class YI, IO	3.00%	06/01/27	31,871
993,946	Series 4082, Class PI, IO	3.00%	06/01/27	57,467
5,020,309	Series 4142, Class IO, IO	3.00%	12/01/27	293,613
615,527	Series 4206, Class IA, IO	3.00%	03/01/33	61,924
756,519	Series 4258, Class CO	(b)	06/01/43	674,120
3,988,569	Series 4459, Class EI, IO	6.00%	06/01/36	558,895
391,353	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (a)	4.00%	10/15/42	385,370
3,211,820	Series 4619, Class IB, IO	4.00%	12/01/47	122,218
7,537,730	Series 4938, Class IB, IO	4.00%	07/01/49	925,292
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
48,720	Series T-56, Class APO	(b)	05/01/43	47,803
	Federal Home Loan Mortgage Corp., STRIPS
59,287	Series 177, IO	7.00%	06/17/26	7,256
834,621	Series 243, Class 2, IO	5.00%	11/01/35	135,578
3,457,568	Series 303, Class C17, IO	3.50%	01/01/43	481,695
	Federal National Mortgage Association
55,217	Series 1996-46, Class ZA	7.50%	11/01/26	61,651
169,320	Series 1997-85, Class M, IO	6.50%	12/01/27	10,702
37,013	Series 2002-80, Class IO, IO	6.00%	09/01/32	3,951
75,270	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (a)	7.85%	03/25/33	14,973
97,146	Series 2003-44, Class IU, IO	7.00%	06/01/33	20,497
541,733	Series 2003-62, Class PO	(b)	07/01/33	512,371
455,341	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (a)	6.97%	07/25/34	83,738
14,609	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (a)	15.24%	11/25/31	19,582
307,770	Series 2004-W10, Class A6	5.75%	08/01/34	338,681
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (a)	28.01%	01/25/36	486,845
22,904	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (a)	24.85%	06/25/35	37,777
93,352	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (a)	6.57%	02/25/35	18,690
440,311	Series 2005-74, Class NZ	6.00%	09/01/35	608,831
297,989	Series 2006-105, Class ZA	6.00%	11/01/36	409,279
595,657	Series 2006-5, Class 3A2 (c)	2.73%	05/01/35	607,099
45,092	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (a)	6.32%	10/25/37	9,155

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$246,376	Series 2007-30, Class ZM	4.25%	04/01/37	$298,210
253,590	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (a)	6.62%	05/25/37	52,999
294,177	Series 2008-17, Class BE	5.50%	10/01/37	372,444
682,000	Series 2008-2, Class PH	5.50%	02/01/38	835,147
494,000	Series 2009-28, Class HX	5.00%	05/01/39	611,070
196,912	Series 2009-37, Class NZ	5.71%	02/01/37	257,652
1,113,482	Series 2010-103, Class ID, IO	5.00%	09/01/40	227,752
70,697	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (a)	24.28%	09/01/40	121,068
760,399	Series 2011-52, Class LB	5.50%	06/01/41	873,771
76,232	Series 2011-66, Class QI, IO	3.50%	07/01/21	265
1,348,914	Series 2011-81, Class PI, IO	3.50%	08/01/26	71,079
93,181	Series 2012-111, Class B	7.00%	10/01/42	112,552
925,054	Series 2012-112, Class BI, IO	3.00%	09/01/31	48,492
2,488,853	Series 2012-125, Class MI, IO	3.50%	11/01/42	349,305
17,727	Series 2012-74, Class OA	(b)	03/01/42	16,921
17,727	Series 2012-75, Class AO	(b)	03/01/42	16,909
917,248	Series 2013-130, Class GS, IO (a)	6.12%	09/25/33	130,789
52,694	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (a)	10.28%	01/01/44	65,534
1,260,921	Series 2013-32, Class IG, IO	3.50%	04/01/33	134,597
339,826	Series 2013-51, Class PI, IO	3.00%	11/01/32	29,754
2,678,887	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (a)	6.00%	04/25/45	471,937
607,533	Series 2015-76, Class BI, IO	4.00%	10/01/39	38,428
1,983,226	Series 2015-97, Class AI, IO	4.00%	09/01/41	98,039
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	54,085
5,456,568	Series 2017-109, Class SJ, IO, 1 Mo. LIBOR x -1+ 6.20% (a)	6.07%	01/25/48	917,040
	Federal National Mortgage Association, STRIPS
39,323	Series 305, Class 12, IO (d)	6.50%	12/01/29	5,493
51,335	Series 355, Class 18, IO	7.50%	11/01/33	10,678
1,799,942	Series 387, Class 10, IO	6.00%	04/01/38	329,164
869,992	Series 406, Class 6, IO (d)	4.00%	01/01/41	115,471
710,867	Series 413, Class 173, IO (d)	4.50%	07/01/42	115,744
	Government National Mortgage Association
347,838	Series 2004-95, Class QZ	4.50%	11/01/34	381,239
197,086	Series 2005-33, Class AY	5.50%	04/01/35	221,379
73,633	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (a)	16.12%	06/17/35	94,819
269,369	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (a)	6.17%	09/20/35	57,974
38,788	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (a)	85.40%	06/20/36	125,517
418,692	Series 2007-14, Class PB	5.40%	03/01/37	469,309
66,204	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (a)	6.64%	08/20/37	4,137
221,129	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (a)	6.52%	11/20/37	33,383
100,000	Series 2008-2, Class HB	5.50%	01/01/38	118,341
304,000	Series 2008-32, Class JD	5.50%	04/01/38	367,228
190,881	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (a)	6.61%	08/20/38	34,505
179,964	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (a)	6.37%	05/16/39	4,171
154,066	Series 2009-12, Class IE, IO	5.50%	03/01/39	23,165
4,362	Series 2009-65, Class NJ, IO	5.50%	07/01/39	20
139,709	Series 2009-79, Class PZ	6.00%	09/01/39	178,553
358,381	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (a)	6.02%	07/16/43	66,134
175,954	Series 2014-41, Class St, 1 Mo. LIBOR x -2.67 + 11.47% (a)	11.12%	11/20/42	191,354
5,947,547	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (a)	6.12%	11/20/45	1,162,052
73,203	Series 2016-139, Class MZ	1.50%	07/01/45	68,026
148,807	Series 2017-4, Class CZ	3.00%	01/01/47	161,580
116,507	Series 2017-H18, Class DZ (d)	4.61%	09/01/67	147,192

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$18,504,173	Series 2020-13, Class BT, IO, 1 Mo. LIBOR x -1 + 6.20%, Capped at 0.50% (a)	0.50%	11/20/45	$365,308
4,955,072	Series 2020-146, Class CI, IO	2.50%	10/01/50	588,873
				21,342,801
	Commercial Mortgage-Backed Securities – 17.8%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,919,236	Series K087, Class X1, IO (c)	0.36%	12/01/28	557,520
4,000,000	Series K110, Class X3, IO (c)	3.40%	06/01/48	1,063,316
3,330,000	Series K112, Class X3, IO (c)	3.00%	07/01/48	795,684
4,605,411	Series K115, Class X3, IO (c)	2.96%	09/01/48	1,084,522
4,326,216	Series K118, Class X3, IO (c)	2.69%	10/01/53	941,993
1,900,000	Series K122, Class X3, IO (c)	2.63%	01/01/49	411,877
3,250,000	Series K-1517, Class X3, IO (c)	3.28%	08/01/38	1,126,860
23,289,946	Series K736, Class X1, IO (c)	1.31%	07/01/26	1,399,470
1,831,144	Series K739, Class X3, IO (c)	2.85%	09/01/27	295,436
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M9, Class X4, IO	0.70%	03/01/29	571,005
	Government National Mortgage Association
218,000	Series 2013-57, Class D (d)	2.35%	06/01/46	225,879
3,021,841	Series 2016-11, Class IO (d)	0.86%	01/01/56	152,880
4,995,608	Series 2016-143, Class IO	0.85%	10/01/56	282,498
9,511,500	Series 2016-166, Class IO (d)	1.00%	04/01/58	594,236
12,639,727	Series 2017-126, Class IO (c)	0.77%	08/01/59	759,836
10,034,655	Series 2017-7, Class IO (d)	0.81%	12/01/58	540,625
				10,803,637
	Pass-through Security – 5.7%
	Federal Home Loan Mortgage Corp.
384,154	Pool K36017	5.00%	09/01/47	418,894
785,264	Pool U99176	4.00%	12/01/47	867,623
	Federal National Mortgage Association
305	Pool 535919	6.50%	05/01/21	343
513,749	Pool 831145	6.00%	12/01/35	614,721
569,479	Pool 843971	6.00%	11/01/35	672,417
793,065	Pool AB5688	3.50%	07/01/37	866,551
				3,440,549
	Total U.S. Government Agency Mortgage-Backed Securities			35,586,987
	(Cost $35,712,192)
MORTGAGE-BACKED SECURITIES – 37.2%
	Collateralized Mortgage Obligations – 32.0%
	Accredited Mortgage Loan Trust
234,871	Series 2003-2, Class A1	4.98%	10/01/33	249,181
	ACE Securities Corp. Home Equity Loan Trust
774,575	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (e)	0.35%	12/25/36	406,548
	Banc of America Mortgage Trust
47,531	Series 2002-L, Class 1A1 (c)	3.06%	12/01/32	41,072
109,065	Series 2005-A, Class 2A1 (c)	3.12%	02/01/35	111,974
	Chase Mortgage Finance Trust
73,297	Series 2007-A1, Class 1A3 (c)	2.97%	02/01/37	74,028

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Citigroup Mortgage Loan Trust
$141,208	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (e)	2.22%	09/01/35	$146,181
28,823	Series 2009-10, Class 1A1 (c) (f)	2.79%	09/01/33	29,109
324,914	Series 2012-7, Class 10A2 (c) (f)	2.95%	09/01/36	298,465
	Countrywide Home Loan Mortgage Pass-Through Trust
174,956	Series 2003-46, Class 2A1 (c)	2.81%	01/01/34	176,139
56,545	Series 2005-HYB3, Class 2A6B (c)	3.40%	06/01/35	58,606
192,638	Series 2006-21, Class A8	5.75%	02/01/37	143,171
360,730	Series 2006-HYB5, Class 3A1A (c)	3.03%	09/01/36	341,355
	Credit Suisse Commercial Mortgage Securities Corp. Pass-Through Certificates
1,000,000	Series 2020-UNFI, Class A, 1 Mo. LIBOR + 0.50%, 4.25% minimum (e) (f)	4.25%	12/06/22	1,003,619
	Credit Suisse First Boston Mortgage Securities Corp.
329,425	Series 2004-AR2, Class 1A1 (c)	3.24%	03/01/34	341,994
27,875	Series 2004-AR8, Class 6A1 (c)	2.78%	09/01/34	27,929
66,857	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (e)	0.43%	07/25/35	65,309
	Credit Suisse Mortgage Trust
326,211	Series 2017-FHA1, Class A1 (f)	3.25%	04/01/47	339,558
	Deutsche ALT-A Securities, Inc., Mortgage Loan Trust
2,734	Series 2003-3, Class 3A1	5.00%	10/25/33	2,733
	DSLA Mortgage Loan Trust
406,401	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (e)	0.87%	07/19/44	388,958
497,332	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (e)	0.27%	03/01/37	471,013
	Galton Funding Mortgage Trust
112,326	Series 2018-2, Class A41 (f)	4.50%	10/01/58	114,551
	GSR Mortgage Loan Trust
6,001	Series 2003-10, Class 1A12 (c)	2.86%	10/01/33	5,960
151,147	Series 2005-AR1, Class 4A1 (c)	2.68%	01/01/35	147,579
	Harborview Mortgage Loan Trust
248,729	Series 2004-6, Class 3A1 (c)	3.27%	08/01/34	247,822
	Home Equity Asset Trust
20,073	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (e)	1.09%	08/25/35	20,112
356,874	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (e)	0.54%	04/25/36	354,976
	Impac CMB Trust
110,204	Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (e)	0.91%	10/25/34	111,201
	IXIS Real Estate Capital Trust
1,052,060	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (e)	0.29%	05/25/37	369,278
	JP Morgan Mortgage Trust
622,455	Series 2005-ALT1, Class 4A1 (c)	3.16%	10/01/35	565,690
388,284	Series 2006-A2, Class 4A1 (c)	3.06%	08/01/34	405,289
95,836	Series 2006-A2, Class 5A3 (c)	2.54%	11/01/33	99,711
63,762	Series 2014-2, Class 1A1 (f)	3.00%	06/01/29	65,533
	MASTR Adjustable Rate Mortgages Trust
25,831	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (c)	2.12%	11/01/34	26,157
	MASTR Alternative Loan Trust
3,572,526	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (e)	0.48%	03/25/36	191,892
	MASTR Asset Backed Securities Trust
708,464	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (e)	0.29%	11/25/36	529,048
1,170,293	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (e)	0.35%	08/25/36	627,539
534,183	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (e)	0.61%	08/25/36	296,528

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MASTR Asset Securitization Trust
$12,186	Series 2003-11, Class 5A2	5.25%	12/01/23	$12,265
40,512	Series 2003-11, Class 6A16	5.25%	12/01/33	41,810
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
178,790	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (e)	0.83%	11/15/31	181,066
189,513	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (e)	0.99%	08/15/32	181,181
	Meritage Mortgage Loan Trust
2,469	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (e)	1.11%	01/25/35	2,618
	Morgan Stanley Mortgage Loan Trust
274,264	Series 2004-7AR, Class 2A6 (c)	2.65%	09/01/34	277,745
	MortgageIT Trust
126,429	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (e)	1.79%	05/01/35	134,876
	New Residential Mortgage Loan Trust
348,148	Series 2014-2A, Class A2 (f)	3.75%	05/01/54	372,968
427,618	Series 2016-1A, Class A1 (f)	3.75%	03/01/56	455,710
338,462	Series 2016-3A, Class A1 (f)	3.75%	09/01/56	364,233
	Nomura Asset Acceptance Corporation
685,269	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (e)	1.23%	12/25/34	710,128
	Nomura Resecuritization Trust
1,071,016	Series 2015-6R, Class 2A4 (c) (f)	6.00%	01/02/37	814,278
	Oakwood Mortgage Investors, Inc.
11,911	Series 2001-B, Class A2, 1 Mo. LIBOR + 0.38% (e) (f)	0.50%	08/15/30	11,921
	Residential Accredit Loans, Inc.
104,326	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (e)	0.67%	02/25/46	75,453
1,089,239	Series 2006-QS6, Class 1AV, IO (c)	0.76%	06/01/36	24,915
	Residential Asset Securitization Trust
24,615	Series 2004-A3, Class A7	5.25%	06/01/34	25,785
	Saxon Asset Securities Trust
753,553	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (e)	0.43%	05/25/47	653,424
	Sequoia Mortgage Trust
191,786	Series 2017-CH2, Class A10 (f)	4.00%	12/01/47	193,101
51,375	Series 2018-CH2, Class A12 (f)	4.00%	06/01/48	51,592
	Structured Adjustable Rate Mortgage Loan Trust
190,000	Series 2004-2, Class 4A2 (c)	2.74%	03/01/34	186,929
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
28,414	Series 2001-SB1, Class A2	3.38%	08/01/31	27,622
	Thornburg Mortgage Securities Trust
167,228	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (e)	0.77%	09/25/43	169,221
	Towd Point Mortgage Trust
53,810	Series 2015-2, Class 2A1 (f)	3.75%	11/01/57	53,827
464,349	Series 2016-1, Class A3B (f)	3.00%	02/01/55	474,382
1,045,000	Series 2016-2, Class M2 (f)	3.00%	08/01/55	1,115,487
	Vendee Mortgage Trust
59,259,292	Series 2010-1, Class DI, IO (c)	0.29%	04/01/40	733,778
	Wachovia Mortgage Loan Trust, LLC
91,216	Series 2006-A, Class 3A1 (c)	3.33%	05/01/36	88,243
	WaMu Mortgage Pass-Through Certificates
133,771	Series 2003-AR5, Class A7 (c)	3.74%	06/01/33	134,973
221,599	Series 2004-AR1, Class A (c)	3.68%	03/01/34	233,054
257,589	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (e)	0.55%	07/25/44	259,174
226,386	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (e)	0.85%	11/25/34	228,107
33,953	Series 2004-AR3, Class A2 (c)	3.66%	06/01/34	34,790
286,566	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (e)	0.77%	01/25/45	283,350

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates (Continued)
$402,459	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (e)	0.77%	08/25/45	$402,356
430,167	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (e)	0.59%	04/25/45	439,522
151,300	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (e)	0.77%	07/25/45	150,604
269,120	Series 2006-AR2, Class 1A1 (c)	3.14%	03/01/36	267,893
	Washington Mutual Alternative Mortgage Pass-Through Certificates
16,151	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (a)	38.70%	06/25/37	33,907
	Washington Mutual MSC Mortgage Pass-Through Certificates
224,457	Series 2004-RA1, Class 2A	7.00%	03/01/34	239,613
	WinWater Mortgage Loan Trust
357,249	Series 2015-3, Class B1 (c) (f)	3.88%	03/01/45	382,921
				19,420,630
	Commercial Mortgage-Backed Securities – 5.2%
	Citigroup Commercial Mortgage Trust
10,073,200	Series 2016-GC37, Class XA (c)	1.70%	04/01/49	707,446
1,454,302	Series 2016-P4, Class XA (c)	1.96%	07/01/49	109,917
	COMM Mortgage Trust
679,414	Series 2013-LC13, Class XA (c)	1.11%	08/01/46	16,070
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (e) (f)	4.04%	08/05/34	286,473
	JP Morgan Chase Commercial Mortgage Securities Trust
3,568,584	Series 2016-JP4, Class XA (c)	0.68%	12/01/49	92,308
	Morgan Stanley Bank of America Merrill Lynch Trust
2,147,894	Series 2014-C19, Class XA (c)	1.00%	12/01/47	63,487
511,797	Series 2016-C31, Class XA (c)	1.36%	11/01/49	29,065
	Morgan Stanley Capital I Trust
1,787,000	Series 2017-CLS, Class D, 1 Mo. LIBOR + 1.40% (e) (f)	1.53%	11/15/34	1,793,569
	Wells Fargo Commercial Mortgage Trust
1,444,926	Series 2015-C26, Class XA (c)	1.21%	02/01/48	58,730
				3,157,065
	Total Mortgage-Backed Securities			22,577,695
	(Cost $23,616,640)
ASSET-BACKED SECURITIES – 0.9%
	Green Tree Financial Corp.
21,833	Series 1998-4, Class A7	6.87%	04/01/30	22,307
	Mid-State Capital Corp. Trust
220,086	Series 2004-1, Class M1	6.50%	08/01/37	235,955
272,979	Series 2005-1, Class A	5.75%	01/01/40	296,227
	Total Asset-Backed Securities			554,489
	(Cost $516,930)

Total Investments – 96.8%	58,719,171
(Cost $59,845,762) (g)
Net Other Assets and Liabilities – 3.2%	1,972,387
Net Assets – 100.0%	$60,691,558

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	4	Mar 2021	$ (548,125)	$(1,219)
U.S. Treasury 5-Year Notes	Short	5	Mar 2021	(629,375)	47
U.S. Treasury Ultra 10-Year Notes	Short	3	Mar 2021	(461,484)	1,516
Total Futures Contracts				$(1,638,984)	$344

(a)	Inverse floating rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $8,221,297 or 13.5% of net assets.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,024,759 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,151,006. The net unrealized depreciation was $1,126,247. The unrealized amounts presented are inclusive of derivative contracts.

ACES	Alternative Credit Enhancement Securities
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$ 35,586,987	$ —	$ 35,586,987	$ —
Mortgage-Backed Securities	22,577,695	—	22,577,695	—
Asset-Backed Securities	554,489	—	554,489	—
Total Investments	58,719,171	—	58,719,171	—
Futures Contracts	1,563	1,563	—	—
Total	$ 58,720,734	$ 1,563	$ 58,719,171	$—
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,219)	$ (1,219)	$ —	$ —